Condensed Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues and other operating income
Revenues	$ 907,943	$ 1,134,423
Other operating income	92	94,229
Total revenues and other operating income	908,035	1,228,652
Operating expenses
Voyage expenses and commissions	374,569	404,983
Ship operating expenses	120,125	117,345
Administrative expenses	24,865	27,412
Depreciation	163,431	171,726
Total operating expenses	682,990	721,466
Net operating income	225,045	507,186
Other income (expenses)
Finance income	9,243	7,874
Finance expense	(123,188)	(144,756)
Gain (loss) on marketable securities	(1,679)	815
Share of results of associated companies	1,117	(920)
Dividends received	3,815	1,283
Net other expenses	(110,692)	(135,704)
Profit before income taxes	114,353	371,482
Income tax expense	(3,523)	(3,089)
Profit for the period	$ 110,830	$ 368,393
Basic earnings per share (in USD per share)	$ 0.50	$ 1.65
Diluted earnings per share (in USD per share)	$ 0.50	$ 1.65